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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2011


Check here if Amendment [X]; Amendment Number: 1


  This Amendment (Check only one.):      [X] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SUNAMERICA ASSET MANAGEMENT CORP.


Address: HARBORSIDE FINANCIAL CENTER

         3200 Plaza 5

         Jersey City, NJ 07311



Form 13F File Number:  28-2725



The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Hackethal

Title: Chief Compliance Officer

Phone: (212) 770-7000



Signature, Place, and Date of Signing:


/s/ Matthew Hackethal              JERSEY CITY, New Jersey    February 27, 2012
-------------------------------    -----------------------    -----------------
(Signature)                        (City, State)              (Date)

Report Type (Check only one.)

[ ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


    Form 13F File Number              Name

    28-219                            AMERICAN INTERNATIONAL GROUP, INC.